Other Expense (Income), Net (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Other (income) expense, net
Unrealized (gain) loss on assets held in rabbi trust for a nonqualified deferred compensation plan		$ 36,000	$ (2,016,000)	$ (1,012,000)
Realized gain from life insurance policy	(1,722,000)	0	(1,722,000)	0
Foreign currency transaction (gains) losses		1,592,000	(541,000)	36,000
Unrealized loss (gain) on cross-currency swap		0	368,000	510,000
Other, net		(50,000)	118,000	41,000
Total other expense (income), net		1,578,000	(3,793,000)	(425,000)
Other (Income) Expense, Net (Textuals) [Abstract]
Benefits in life insurance policies acquired in 1998 acquisition		12,300,000
Net cash surrender value in life insurance policies acquired in 1998 acquisition		3,200,000
Realized gain from life insurance policy	$ (1,722,000)	$ 0	$ (1,722,000)	$ 0